PRINCIPAL ACCOUNTING POLICIES - Summary of property, equipment and software (Details)	6 Months Ended
Jun. 30, 2022
Leasehold improvement
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, estimated useful lives	Shorter of lease term or estimated useful life of the assets
Furniture and fixtures
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years
Software
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years
Minimum | Electronic equipment
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years
Minimum | Motor vehicles
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years
Maximum | Electronic equipment
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years
Maximum | Motor vehicles
PRINCIPAL ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years